Goodwill and Other Intangible Assets - Components of Other Intangible Assets (Detail) (Successor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross	$ 446.2	$ 446.2
Impairment, indefinite	(2.0)
Accumulated Amortization	(70.7)	(46.2)
Effect of Foreign Currency	(0.1)	(0.4)
Net	373.4	399.6
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	11 years	11 years
Other intangible assets, finite lived, gross	283.6	283.6
Impairment
Accumulated Amortization	(64.4)	(42.3)
Effect of Foreign Currency	(0.1)	(0.4)
Net	219.1	240.9
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	10 years	10 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	15 years	15 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years	5 years
Weighted Average Remaining Life	2 years	3 years
Other intangible assets, finite lived, gross	0.6	0.6
Other intangible assets, indefinite lived, gross	151.0	151.0
Impairment
Impairment, indefinite	(2.0)		3.8
Accumulated Amortization	(0.4)	(0.2)
Accumulated Amortization, Indefinite
Effect of Foreign Currency
Effect of Foreign Currency, Indefinite Lived
Net	0.2	0.4
Other intangible assets, indefinite lived, net	149.0	151.0
Integrated Software Systems [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years	5 years
Weighted Average Remaining Life	2 years	3 years
Other intangible assets, finite lived, gross	11.0	11.0
Impairment
Accumulated Amortization	(5.9)	(3.7)
Effect of Foreign Currency
Net	$ 5.1	$ 7.3